16. LOANS AND FINANCING (Details Narrative) R$ in Thousands			1 Months Ended	12 Months Ended
	Dec. 27, 2019 BRL (R$)	Sep. 24, 2019 BRL (R$)	Apr. 30, 2019 BRL (R$) Number	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
LoansAndFinancingLineItems [Line Items]
Number of debenture subscribed | Number			750,000
Par value of debenture			R$ 1,000
Notional			R$ 750,000	R$ 750,000
Series			3rd Series
Share issue related cost		R$ 46,540		4,868
Premium paid on repurchase				92,053
Deferred cost written-off				25,575
Revolving credit facility, maximum borrowing capacity	R$ 1,500,000
Revolving credit facility, term	3 years
Guarantees [Member]
LoansAndFinancingLineItems [Line Items]
Bank acceptance assets				R$ 666,335	R$ 783,952
Average cost percentage				1.77%	1.57%
United States of America, Dollars
LoansAndFinancingLineItems [Line Items]
Notional		R$ 750,000
Maturity		January 24, 2030
Description of interest rate		4.875% p.a. (yield to maturity of 5.00%) paid on a half-yearly basis.